N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY ACCOUNT A OF PROTECTIVE LIFE
Entity Central Index Key	0001050785
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

Effective immediately, the following information in the "APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT" section of the Prospectus is removed and replaced by the following:

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	1.05%	8.33%	2.10%	4.72%	2

Protective Aspirations NY Variable Annuity [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]	Effective immediately, the following information in the "APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT" section of the Prospectus is removed and replaced by the following:
Portfolio Companies [Table Text Block]
Asset Allocation Type	Portfolio Company – Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	1.05%	8.33%	2.10%	4.72%	2

Protective Aspirations NY Variable Annuity [Member] | Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.33%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	4.72%